Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS.
Cash and cash equivalents	$ 627,182	$ 638,681
Cash and securities segregated, at fair value (cost $1,551,177 and $1,279,779)	1,551,326	1,279,855
Receivables, net:
Brokers and dealers	408,037	291,276
Brokerage clients	942,034	782,697
Fees	265,685	265,248
Investments:
Long-term incentive compensation-related	122,977	176,370
Other	609,357	618,924
Furniture, equipment and leasehold improvements, net	196,125	273,104
Goodwill	2,954,327	2,954,327
Intangible assets, net	169,208	190,000
Deferred sales commissions, net	95,430	59,999
Other assets	173,362	177,908
Total assets	8,115,050	7,708,389
Payables:
Brokers and dealers	220,736	279,655
Securities sold not yet purchased	63,838	39,307
Brokerage clients	2,563,061	1,895,972
AllianceBernstein mutual funds	156,679	122,151
Accounts payable and accrued expenses	499,076	362,570
Accrued compensation and benefits	485,229	534,344
Debt	323,163	444,903
Total liabilities	4,311,782	3,678,902
Commitments and contingencies (See Note 12)
Capital:
General Partner	41,213	42,632
Limited partners: 277,600,901 and 277,847,588 units issued and outstanding	4,165,461	4,306,760
Capital contributions receivable from General Partner	(8,441)	(12,135)
Holding Units held for long-term incentive compensation plans	(389,941)	(323,382)
Accumulated other comprehensive loss	(48,526)	(38,413)
Partners' capital attributable to AllianceBernstein Unitholders	3,759,766	3,975,462
Non-controlling interests in consolidated entities.	43,502	54,025
Total capital	3,803,268	4,029,487
Total liabilities and capital	$ 8,115,050	$ 7,708,389